Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 7 (this “Post-Effective Amendment”) relates to the registration statement on Form S-1 (File No. 333-262282), initially filed by RetinalGenix Technologies Inc., a Delaware corporation (the “Registrant”), with the Securities and Exchange Commission (the “SEC”) on January 21, 2022 and declared effective by the SEC on January 31, 2022 (the “Registration Statement”). This Post-Effective Amendment is being filed pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”) for the sole purpose of correcting a typographical error in the date of the Report of Independent Registered Public Accounting Firm on page F-2 of the Financial Statements included in Post-Effective Amendment No. 6 to Form S-1, filed with the SEC on June 20, 2025 (the “Original Amendment”), which Report was dated June 20, 2025 instead of March 31, 2025. Except as described above, the Company has not modified or updated the Original Amendment or the financial statements included therein or modified any disclosures contained in the Original Amendment. Accordingly, this Amendment, with the exception of the foregoing, does not reflect events occurring after the date of filing of the Original Amendment, or modify or update any disclosures affected by subsequent events. Consequently, all other information not affected by the correction described above is unchanged and reflects the disclosures and other information made at the date of the filing of the Original Amendment. This Post-Effective Amendment covers only the resale, from time to time, of up to 1,226,295 shares of common stock owned by the selling stockholders. The Registrant previously paid to the SEC the entire registration fee relating to the shares of common stock that are the subject of this Post-Effective Amendment. The Registrant paid a fee of $116.74 in connection with the registration of the 1,259,368 shares under the Registration Statement.
Entity Registrant Name	RETINALGENIX TECHNOLOGIES INC.
Entity Central Index Key	0001836295
Entity Tax Identification Number	82-3936890
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	409 Apollo Beach Blvd
Entity Address, Address Line Two	Ste 6
Entity Address, City or Town	Apollo Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33572-2281
City Area Code	(415)
Local Phone Number	578-9583
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	409 Apollo Beach Blvd
Entity Address, Address Line Two	Ste 6
Entity Address, City or Town	Apollo Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33572-2281
City Area Code	(415)
Local Phone Number	578-9583
Contact Personnel Name	Jerry Katzman